Background, Organization, and Summary of Significant Accounting Policies - Schedule of Other Property and Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Other property	$ 23,961	$ 18,814
Total	834,245	784,173
Southwest Gas Corporation
Property, Plant and Equipment [Line Items]
Net cash surrender value of COLI policies	140,874	132,072
Other property	2,737	1,715
Total	143,611	133,787
Centuri
Property, Plant and Equipment [Line Items]
Centuri property, equipment, and intangibles	1,089,414	983,905
Centuri accumulated provision for depreciation and amortization	$ (422,741)	$ (352,333)